Related Party Transactions (Details) - Schedule of Transactions with Key Management Personnel - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Transactions with Key Management Personnel [Abstract]
Key Management Remuneration	$ 522,669	$ 3,572,602
Stock-based compensation		898,640
Total	$ 522,669	$ 4,471,242